REX FANG INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value
82.83%	COMMON STOCK (C)
9.53%	COMMUNICATION SERVICES
	Meta Platforms, Inc.	33,596	$19,068,418
	Netflix, Inc.(A)	25,245	19,085,977
			38,154,395

9.49%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	102,245	19,058,468
	Tesla, Inc.(A)	75,823	18,944,377
			38,002,845

39.31%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	170,578	24,575,172
	Apple, Inc.	83,621	18,890,820
	Broadcom, Inc.	113,012	19,186,047
	Intel Corp.(A)	1,175,912	25,305,626
	Micron Technology, Inc.	256,294	25,539,697
	Nvidia Corp.	143,049	18,991,185
	Qualcomm, Inc.	153,043	24,910,809
			157,399,356

24.50%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Adobe, Inc.(A)	52,695	25,192,426
	Alphabet, Inc. Class A	162,334	27,776,971
	Microsoft Corp.	64,231	26,100,267
	Salesforce, Inc.	65,278	19,020,051
			98,089,715

82.83%	TOTAL COMMON STOCK		331,646,311

REX FANG INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value
2.12%	DEBT SECURITIES
2.12%	TREASURIES
	US Treasury 11/26/2024 4.558%(B)	8,500,000	8,472,992

2.12%	TOTAL DEBT SECURITIES		$8,472,992

84.95%	TOTAL INVESTMENTS		340,119,303

15.05%	Other assets, net of liabilities		60,251,906
100.00%	NET ASSETS		$400,371,209

(A) Non-income producing

(B) Zero coupon security. The rate shown is the yield-to-maturity on the date of October 31,2024

(C) All or a portion of the security is held as collatral for options written

SHORT INVESTMENTS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(1.54%)	OPTIONS WRITTEN
(1.54%)	CALL
	Apple, Inc.	25	(564,775)	240	11/15/2024	(4,125)
	Apple, Inc.	797	(18,005,027)	245	11/15/2024	(70,136)
	Apple, Inc.	14	(316,274)	250	11/15/2024	(588)
	Adobe, Inc.	508	(24,286,464)	505	11/15/2024	(174,244)
	Adobe, Inc.	11	(525,888)	507.5	11/15/2024	(3,355)
	Adobe, Inc.	7	(334,656)	530	11/15/2024	(518)
	Advanced Micro Devices	1,705	(24,563,935)	155	11/15/2024	(332,475)
	Amazon.com, Inc.	31	(577,840)	195	11/15/2024	(15,004)
	Amazon.com, Inc.	991	(18,472,240)	200	11/15/2024	(327,030)
	Broadcom, Inc.	34	(577,218)	180	11/15/2024	(10,370)
	Broadcom, Inc.	1,077	(18,284,229)	186	11/15/2024	(186,321)
	Broadcom, Inc.	19	(322,563)	190	11/15/2024	(2,052)
	Salesforce, Inc.	621	(18,094,077)	300	11/15/2024	(273,240)
	Salesforce, Inc.	31	(903,247)	310	11/15/2024	(5,642)
	Alphabet, Inc. Class A	45	(769,995)	170	11/15/2024	(22,500)

REX FANG INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Investments

October 31, 2024 (unaudited)

OPTIONS WRITTEN Continued

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Alphabet, Inc. Class A	1,542	(26,385,162)	175	11/15/2024	$(408,630)
	Alphabet, Inc. Class A	36	(615,996)	180	11/15/2024	(4,248)
	Intel Corp.	258	(555,216)	24	11/15/2024	(20,640)
	Intel Corp.	11,501	(24,750,152)	25	11/15/2024	(632,555)
	Meta Platforms, Inc.	10	(567,580)	600	11/15/2024	(6,400)
	Meta Platforms, Inc.	325	(18,446,350)	615	11/15/2024	(123,500)
	Microsoft Corp.	24	(975,240)	430	11/15/2024	(4,680)
	Microsoft Corp.	618	(25,112,430)	440	11/15/2024	(55,002)
	Micron Technology, Inc.	56	(558,040)	105	11/15/2024	(11,704)
	Micron Technology, Inc.	2,434	(24,254,810)	110	11/15/2024	(231,230)
	Micron Technology, Inc.	72	(717,480)	115	11/15/2024	(3,024)
	Netflix, Inc.	233	(17,615,499)	740	11/15/2024	(679,195)
	Netflix, Inc.	6	(453,618)	800	11/15/2024	(2,100)
	Netflix, Inc.	8	(604,824)	805	11/15/2024	(2,072)
	Netflix, Inc.	5	(378,015)	815	11/15/2024	(885)
	Nvidia Corp.	1,328	(17,630,528)	138	11/15/2024	(464,800)
	Nvidia Corp.	45	(597,420)	142	11/15/2024	(10,350)
	Nvidia Corp.	32	(424,832)	148	11/15/2024	(3,776)
	Nvidia Corp.	25	(331,900)	152	11/15/2024	(1,725)
	Qualcomm, Inc.	34	(553,418)	177.5	11/15/2024	(11,220)
	Qualcomm, Inc.	43	(699,911)	180	11/15/2024	(11,868)
	Qualcomm, Inc.	1,453	(23,650,481)	185	11/15/2024	(286,241)
	Tesla, Inc.	712	(17,789,320)	230	11/15/2024	(1,733,720)
	Tesla, Inc.	27	(674,595)	265	11/15/2024	(15,525)
	Tesla, Inc.	19	(474,715)	275	11/15/2024	(6,650)
						(6,159,340)

(1.54%)	TOTAL OPTIONS WRITTEN					(6,159,340)
	(Premiums Received: $8,092,189)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

REX FANG INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Investments

October 31, 2024 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of October 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$331,646,311			$331,646,311
DEBT SECURITIES	$8,472,992			$8,472,992
TOTAL INVESTMENTS	$340,119,303			$340,119,303
OPTIONS WRITTEN		(6,159,340)		(6,159,340)
TOTAL SHORT INVESTMENTS		$(6,159,340)		$(6,159,340)

The cost of investments for Federal income tax purposes has been estimated a/o October 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $311,076,847, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,488,171
Gross unrealized depreciation	(13,605,055)
Net unrealized appreciation	$22,883,116